Other Long-Term Liabilities - Particulars of Other Long-Term Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Long-term portion of deferred revenue	$ 216	$ 97
Long-term portion of income taxes payable	101	143
Asset retirement obligation	34	32
Long-term portion of fair value of hedges [note 23]	19	83
Other	29	41
Total	$ 399	$ 396